Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 32.4	$ 75.2
Accounts receivable, less allowance for doubtful accounts and other of $46.7 and $38.9, respectively	962.9	930.4
Prepaid expenses and other current assets	235.0	263.4
Deferred tax assets	0.0	122.0
Total current assets	1,230.3	1,391.0
Restricted cash and marketable securities	100.3	115.6
Property and equipment, net	7,552.8	7,165.3
Goodwill	11,145.5	10,830.9
Other intangible assets, net	246.4	298.9
Other assets	260.6	250.7
Total assets	20,535.9	20,052.4
Current liabilities:
Accounts payable	577.4	527.3
Notes payable and current maturities of long-term debt	5.5	10.4
Deferred revenue	313.9	306.3
Accrued landfill and environmental costs, current portion	149.8	164.3
Accrued interest	71.6	67.0
Other accrued liabilities	716.6	750.7
Total current liabilities	1,834.8	1,826.0
Long-term debt, net of current maturities	7,527.4	7,009.2
Accrued landfill and environmental costs, net of current portion	1,677.9	1,677.5
Deferred income taxes and other long-term tax liabilities	1,131.8	1,149.0
Insurance reserves, net of current portion	278.1	298.0
Other long-term liabilities	$ 309.3	$ 344.9
Commitments and contingencies
Stockholders’ equity:
Preferred stock, par value $0.01 per share; 50 shares authorized; none issued	$ 0.0	$ 0.0
Common stock, par value $0.01 per share; 750 shares authorized; 346.0 and 414.4 issued including shares held in treasury, respectively	3.5	4.1
Additional paid-in capital	4,677.7	6,876.9
Retained earnings	3,138.3	2,795.0
Treasury stock, at cost (0.4 and 61.7 shares, respectively)	(14.9)	(1,901.8)
Accumulated other comprehensive loss, net of tax	(30.5)	(28.9)
Total Republic Services, Inc. stockholders’ equity	7,774.1	7,745.3
Noncontrolling interests	2.5	2.5
Total stockholders’ equity	7,776.6	7,747.8
Total liabilities and stockholders’ equity	$ 20,535.9	$ 20,052.4